ACQUISITIONS OF CONSOLIDATED ENTITIES	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS OF CONSOLIDATED ENTITIES
ACQUISITIONS OF CONSOLIDATED ENTITIES
a)    Completed During 2019
The following table summarizes the balance sheet impact as a result of business combinations that occurred in the year ended December 31, 2019. The valuations of the assets acquired are still under evaluation and as such the business combinations have been accounted for on a provisional basis:

(MILLIONS)	Private Equity	Infrastructure	Real Estate	Renewable Power and Other	Total
Cash and cash equivalents	$344	$94	$31	$6	$475
Accounts receivable and other	6,706	553	114	110	7,483
Assets classified as held for sale	—	1,584	—	—	1,584
Inventory	2,230	74	46	13	2,363
Equity accounted investments	847	48	—	—	895
Investment properties	—	211	3,458	—	3,669
Property, plant and equipment	6,650	8,710	785	1,308	17,453
Intangible assets	7,057	3,248	28	—	10,333
Goodwill	3,479	2,644	2	—	6,125
Deferred income tax assets	363	46	—	—	409
Total assets	27,676	17,212	4,464	1,437	50,789
Less:
Accounts payable and other	(5,025)	(2,425)	(2,394)	(101)	(9,945)
Non-recourse borrowings	(1,084)	(1,980)	(537)	(319)	(3,920)
Deferred income tax liabilities	(1,142)	(1,248)	—	(36)	(2,426)
Non-controlling interests[1]	(1,749)	(828)	(88)	—	(2,665)
	(9,000)	(6,481)	(3,019)	(456)	(18,956)
Net assets acquired	$18,676	$10,731	$1,445	$981	$31,833

Consideration[2]	$18,672	$10,731	$1,445	$981	$31,829

1.	Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.

2.	Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
Brookfield recorded $7.6 billion of revenue and $635 million of net losses in 2019 from the acquired operations as a result of the acquisitions made during the year. If the acquisitions had occurred at the beginning of the year, they would have contributed $14.7 billion and $189 million to total revenue and net income, respectively. The difference in our net losses since acquisition date compared to net income had we held our investments since January 1 primarily relate to the timing of acquisitions during the year as those with large contributors to net income were purchased in late 2019. In addition, our post-acquisition margins were reduced from the step-up in inventory costs resulting from purchase price allocations as well as restructuring costs in certain of our acquisitions.
The following table summarizes the balance sheet impact as a result of significant business combinations that occurred in 2019. The valuations of the assets acquired are still under evaluation and as such the business combinations have been accounted for on a provisional basis.

	Private Equity			Infrastructure			Real Estate	Renewable Power
(MILLIONS)	Clarios	Healthscope	Genworth	East-West Pipeline	Genesee & Wyoming	NorthRiver	Aveo Group	Arcadia
Cash and cash equivalents	$11	$25	$253	$—	$67	$2	$27	$3
Accounts receivable and other	1,503	196	4,796	66	461	—	92	31
Assets classified as held for sale	—	—	—	—	1,584	—	—	—
Inventory	1,775	41	—	28	43	3	43	7
Equity accounted investments	838	9	—	—	48	—	—	—
Investment properties	—	—	—	—	—	—	3,458	—
Property, plant and equipment	3,582	2,590	10	2,134	5,283	1,198	95	759
Intangible assets	6,420	280	243	295	1,992	74	2	—
Goodwill	1,894	1,548	—	—	2,042	218	—	—
Deferred income tax assets	181	136	—	—	5	41	—	—
Total assets	16,204	4,825	5,302	2,523	11,525	1,536	3,717	800
Less:
Accounts payable and other	(1,998)	(691)	(1,954)	(66)	(2,071)	(218)	(2,368)	(65)
Non-recourse borrowings	—	—	(342)	—	(1,567)	—	(537)	—
Deferred income tax liabilities	(967)	(79)	(49)	—	(1,111)	—	—	—
Non-controlling interests[1]	(469)	—	(1,279)	(578)	(250)	—	(88)	—
	(3,434)	(770)	(3,624)	(644)	(4,999)	(218)	(2,993)	(65)
Net assets acquired	$12,770	$4,055	$1,678	$1,879	$6,526	$1,318	$724	$735

Consideration[2]	$12,770	$4,055	$1,674	$1,879	$6,526	$1,318	$724	$735

1.	Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.

2.	Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
Private Equity
On April 30, 2019, a subsidiary of the company, along with institutional partners, acquired a 100% interest in Clarios, a global automotive battery business, for total consideration of $12.8 billion. Total consideration paid was funded with $2.9 billion of cash on hand, with $9.9 billion funded through non-recourse borrowings raised concurrently on closing. The acquisition resulted in recognition of $1.9 billion of goodwill, which is largely reflective of potential to innovate and grow the business. Approximately $20 million of the goodwill recognized is deductible for tax purposes. Total revenues and net loss that would have been recorded if the transaction had occurred at the beginning of the year are $8.3 billion and $74 million, respectively.
On June 6, 2019, a subsidiary of the company, along with institutional partners, acquired a 100% interest in Healthscope Limited, an Australian private healthcare provider, for a total consideration of $4.1 billion. Total consideration paid was funded with $1.2 billion of cash on hand, with $2.9 billion funded through non-recourse borrowings raised concurrently on closing. The acquisition resulted in recognition of $1.5 billion of goodwill, which is largely reflective of potential growth from integration of the operations. None of the goodwill recognized is deductible for tax purposes. Total revenues and net loss that would have been recorded if the transaction had occurred at the beginning of the year are $1.6 billion and $81 million, respectively.
On December 12, 2019, a subsidiary of the company, along with institutional partners, acquired a 57% interest in Genworth, a Canadian mortgage insurance services business, for total consideration of $1.7 billion, which was funded with cash on hand. The acquisition generated a bargain purchase gain of $4 million. Total revenues and net loss that would have been recorded if the transaction had occurred at the beginning of the year are $677 million and $321 million, respectively.
Infrastructure
On March 22, 2019, a subsidiary of the company, along with institutional partners, acquired a 100% interest in East-West Pipeline Limited, an Indian natural gas pipeline business, for total consideration of $1.9 billion. Consideration paid was funded with $959 million of cash on hand and the remainder funded through non-recourse borrowings raised concurrently on closing. Total revenues and net loss that would have been recorded if the transaction had occurred at the beginning of the year are $359 million and $65 million, respectively.
On December 30, 2019, a subsidiary of the company, along with institutional partners, acquired a 100% interest in Genesee & Wyoming Inc., a short-haul rail operator in North America, for a total consideration of $6.5 billion. Consideration paid funded with $5.4 billion of cash on hand and the remainder funded through non-recourse borrowings raised concurrently on closing. The acquisition resulted in recognition of $2.0 billion of goodwill, which is largely reflective of potential growth prospects and strong market position. None of the goodwill recognized is deductible for tax purposes. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $2.3 billion and $235 million, respectively.
On December 31, 2019, a subsidiary of the company, along with institutional partners, acquired a 100% interest in NorthRiver Midstream Inc., the federally regulated portion of Enbridge Inc.’s Canadian natural gas midstream business to be operated alongside the provincial assets acquired in 2018, for a total consideration of $1.3 billion. Consideration paid funded with $861 million of cash on hand and the remainder funded through non-recourse borrowings raised concurrently on closing. The acquisition resulted in recognition of $218 million of goodwill, which is largely reflective of potential growth prospects and strong market position. The goodwill recognized is deductible for tax purposes. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $271 million and $121 million, respectively.
Real Estate
On November 29, 2019, a subsidiary of the company, along with institutional partners, acquired an 84% interest in Aveo Group, a real estate company that develops, owns and operates a portfolio of retirement homes in Australia, for total consideration of $724 million. Consideration paid funded with $658 million of cash on hand and the remainder funded through non-recourse borrowings raised concurrently on closing. Total revenues and net loss that would have been recorded if the transaction had occurred at the beginning of the year are $174 million and $4 million, respectively.
Renewable Power
On September 26, 2019, a subsidiary of the company acquired a 100% interest in Arcadia, a distributed generation portfolio of renewable energy facilities in the United States, for total consideration of $735 million funded by non-recourse borrowings raised concurrently on closing. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $67 million and $22 million, respectively.
b)    Completed During 2018
The following table summarizes the balance sheet impact as a result of business combinations that occurred in 2018. No material changes were made to those allocations disclosed in the 2018 consolidated financial statements:

(MILLIONS)	Real Estate	Infrastructure	Private Equity	Renewable Power and Other	Total
Cash and cash equivalents	$1,056	$71	$658	$388	$2,173
Accounts receivable and other	2,247	511	2,267	623	5,648
Inventory	150	23	686	5	864
Equity accounted investments	12,379	15	329	29	12,752
Investment properties	33,024	—	—	—	33,024
Property, plant and equipment	1,748	2,945	4,913	2,970	12,576
Intangible assets	54	3,208	2,942	386	6,590
Goodwill	96	2,905	971	186	4,158
Deferred income tax assets	220	—	38	582	840
Total assets	50,974	9,678	12,804	5,169	78,625
Less:
Accounts payable and other	(2,177)	(591)	(3,654)	(715)	(7,137)
Non-recourse borrowings	(18,218)	(1,484)	(3,668)	(2,023)	(25,393)
Deferred income tax liabilities	(58)	(839)	(157)	(210)	(1,264)
Non-controlling interests[1]	(2,603)	(544)	(515)	(22)	(3,684)
	(23,056)	(3,458)	(7,994)	(2,970)	(37,478)
Net assets acquired	$27,918	$6,220	$4,810	$2,199	$41,147

Consideration[2]	$26,759	$6,220	$4,810	$1,807	$39,596

1.	Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.

2.	Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
Brookfield recorded $5.1 billion of revenue and $711 million of net income in 2018 from the acquired operations as a result of the acquisitions made during the year. If the acquisitions had occurred at the beginning of the year, they would have contributed $12.6 billion and $1.8 billion to total revenue and net income, respectively.
The following table summarizes the balance sheet impact as a result of significant business combinations that occurred in 2018. No material changes were made to those allocations disclosed in the 2018 consolidated financial statements.

	Real Estate			Private Equity	Infrastructure			Renewable Power
(MILLIONS)	666 Fifth	GGP	Forest City	Westinghouse	NorthRiver	Enercare	Evoque	Saeta Yield
Cash and cash equivalents	$—	$424	$451	$250	$10	$24	$—	$187
Accounts receivable and other	11	592	960	1,854	55	187	3	216
Inventory	—	—	89	626	—	—	—	—
Equity accounted investments	—	10,829	1,467	7	—	—	—	14
Investment properties	1,292	17,991	9,397	—	—	—	—	—
Property, plant and equipment	—	56	—	931	1,442	669	440	2,724
Intangible assets	—	—	—	2,683	157	1,863	221	258
Goodwill	—	—	—	213	524	1,260	463	115
Deferred income tax assets	—	—	—	7	—	23	—	—
Total assets	1,303	29,892	12,364	6,571	2,188	4,026	1,127	3,514
Less:
Accounts payable and other	(4)	(691)	(1,119)	(2,645)	(46)	(235)	(24)	(320)
Non-recourse borrowings	—	(13,147)	(3,664)	(3)	—	(877)	—	(1,906)
Deferred income tax liabilities	—	(11)	—	(81)	(186)	(472)	—	(174)
Non-controlling interests[1]	—	(1,882)	(633)	(7)	—	—	—	—
	(4)	(15,731)	(5,416)	(2,736)	(232)	(1,584)	(24)	(2,400)
Net assets acquired	$1,299	$14,161	$6,948	$3,835	$1,956	$2,442	$1,103	$1,114

Consideration[2]	$1,299	$13,240	$6,948	$3,835	$1,956	$2,442	$1,103	$1,114

1.	Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.

2.	Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
On June 12, 2018, a subsidiary of the company, along with institutional investors, acquired a 95% interest in Saeta Yield, S.A. (“Saeta Yield”) for total cash consideration of $1.1 billion, funded through an equity issuance at the subsidiary, amounts drawn on a non-recourse credit facility and available cash on hand. The acquisition resulted in $115 million of goodwill due to the recognition of a deferred tax liability because the tax bases of the net assets are lower than their acquisition date fair value. None of the goodwill recognized is deductible for income tax purposes. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $407 million and $63 million, respectively.
On August 1, 2018, a subsidiary of the company, together with institutional investors, acquired a 100% interest in Westinghouse Electric Company (“Westinghouse”). Total consideration paid was $3.8 billion in cash, with $886 million provided by the subsidiary and its partners and the balance funded through asset level debt raised concurrently on closing. On acquisition, goodwill of $213 million was recognized, which represents future growth the subsidiary expects to receive from the integration of Westinghouse’s operations; this goodwill is not deductible for income tax purposes. Total revenues and net losses that would have been recorded if the transaction had occurred at the beginning of the year are $3.9 billion and $239 million, respectively.
On August 3, 2018, a subsidiary of the company, together with institutional investors, acquired a 100% leasehold interest in 666 Fifth Avenue, a commercial office asset in New York, for total consideration of $1.3 billion. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $84 million and $85 million, respectively.
On August 28, 2018, a subsidiary of the company acquired all outstanding shares of GGP other than those shares already held by the subsidiary for total consideration of $13.2 billion, plus the payment of a pre-closing dividend of $9.05 billion. The pre-closing dividend was funded by financing activity and proceeds from the sales of partial interests in certain properties within GGP.

•
A new entity, Brookfield Property REIT (“BPR”), was formed to hold the GGP assets; BPR issued 161 million shares to GGP shareholders as consideration. BPR shares, which are structured to provide an economic return equivalent to that of BPY units, are presented as non-controlling interests within equity.

•
The acquisition was accounted for as a business combination achieved in stages. Our existing equity interest in GGP was remeasured to its fair value of $7.8 billion immediately prior to the completion of the transaction based on our interest in the fair value of GGP’s identifiable net assets and liabilities. As a result of this remeasurement, a loss of approximately $502 million was recognized in fair value changes.

•
Total consideration of $13.2 billion is made up of our existing equity investment of $7.8 billion, new equity, in the form of 88 million BPY LP units and 161 million BPR Class A shares, issued to GGP’s shareholders totaling $5.2 billion, cash consideration of $200 million and share-based payment awards to GGP employees with a fair value of $28 million. On acquisition, we recognized a bargain purchase gain of $921 million in fair value changes as the agreed upon transaction price and the fair value of the consideration transferred was less than the aggregate fair value of the assets acquired net of the liabilities assumed.

•	Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $1.8 billion and $1.1 billion, respectively.
On October 1, 2018, a subsidiary of the company, together with institutional investors, acquired a 100% interest in NorthRiver Midstream Inc. (“NorthRiver”), a western Canadian natural gas gathering and processing business, for total cash consideration of $2.0 billion. The acquisition was funded through cash on hand and asset level debt raised concurrently on closing. On acquisition, goodwill of $524 million was recognized, which represents the potential for obtaining long-term contracts for the business’ unutilized capacity and production growth in certain locations. None of the goodwill acquired is deductible for tax purposes. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $246 million and $16 million, respectively.
On October 16, 2018, a subsidiary of the company, together with institutional investors, acquired a 100% interest in Enercare Inc. (“Enercare”), a North American residential energy infrastructure business, for total consideration of $2.4 billion. The acquisition was funded through $2.2 billion of cash with the remainder through equity issued to certain Enercare shareholders. On acquisition, goodwill of $1.3 billion was recognized, which represents potential growth prospects and a strong market position as a key provider of residential energy infrastructure in North America. None of the goodwill recognized is deductible for tax purposes. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $949 million and $5 million, respectively.
On December 7, 2018, a subsidiary of the company, together with institutional investors, acquired a 100% interest in Forest City Realty Trust, Inc. (“Forest City”) for total cash consideration of $6.9 billion. The acquisition was funded through cash on hand and asset level debt raised concurrently on closing. The non-controlling interest acquired represents equity in partially owned and consolidated operations which are not attributable to Forest City. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $1.1 billion and $381 million, respectively.
On December 31, 2018, a subsidiary of the company, together with institutional investors, acquired a 100% interest in Evoque Data Center Solutions (“Evoque”), AT&T’s large-scale data center business, for total cash consideration of $1.1 billion. The acquisition was funded through cash on hand and asset level debt raised concurrently on closing. On acquisition, goodwill of $463 million was recognized, which is largely reflective of potential customer growth, arising from the business’ position as one of the largest colocation providers in the United States and the increasing rate of worldwide data consumption. All of the goodwill is deductible for income tax purposes. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $321 million and $6 million, respectively.